Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 453	$ 485	$ 20	$ 938	$ 808
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	39	(18)	(3)	21	(67)
Dividend income	$ 33	$ 47	$ 42	$ 80	$ 75